April 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Manager Funds II

-Dreyfus Balanced Opportunity Fund
            1933 Act File No.:  333-104120
            1940 Act File No.:  811-21327
            CIK No.:  0001224568

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for Class A, C, I, J, Y and Z that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017.

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T shares of the fund, that would have been filed under paragraph (b)or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplement to the Class T Prospectus and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal